Revenue and Geography Information	6 Months Ended
Sep. 30, 2024
Revenue and Geography Information [Abstract]
REVENUE AND GEOGRAPHY INFORMATION

NOTE 16 — REVENUE AND GEOGRAPHY INFORMATION

	Six months ended September 30,
	2023	2024
	RMB	RMB
Feature phone	48,413	39,997
Smart phone	22,295	55,314
Others	13,218	43,094
Total	83,926	138,405

The Company’s sales breakdown based on location of customers is as follows:

	Six months ended September 30,
	2023	2024
	RMB	RMB
Mainland China	58,495	104,550
Hong Kong	-	33,855
Africa	6,662	-
The United States	7,831	-
Mexico	7,375	-
Others	3,563	-
Total	83,926	138,405

The location of the Company’s long-lived assets is as follows:

	As of March 31,	As of September 30,
	2024	2024
	RMB	RMB
PRC	70,429	65,268
Mexico	3	3
Total	70,432	65,271

Pursuant to ASC 280-10-50-41, the other non-current assets of RMB nil and RMB0.2 million, and the intangible assets, net of RMB1.8 million and RMB1.1 million were excluded from long-lived assets as of March 31, 2024 and September 30, 2024 respectively.